Filed Pursuant to Rule 497(c)
1933 Act File No. 333-71703
1940 Act File No. 811-09221

Community Capital Trust
CCM Alternative Income Fund

November 3, 2017

EXPLANATORY NOTE

On behalf of the CCM Alternative Income Fund (the “Fund”), a series of Community Capital Trust (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N‑1A. The interactive data file included as an exhibit to this filing reflects the risk/return summary information included in the final form of the Fund’s Prospectus, dated October 1, 2017, filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on October 13, 2017; such filing (accession number 0001398344-17-013065) is incorporated by reference into this Rule 497 Document.